STOCKHOLDERS' EQUITY (Details) - $ / shares	3 Months Ended	4 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2020	Jan. 15, 2021	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2018
Preferred stock, shares authorized	87,355,585		87,355,585	87,355,585	87,355,585
Preferred stock, par value	$ 0.00001		$ 0.00001	$ 0.00001	$ 0.00001	$ 0.00001
Common stock, shares authorized (in Shares)	150,000,000		150,000,000	150,000,000	150,000,000
Common stock, par value (in Dollars per share)	$ 0.00001		$ 0.00001	$ 0.00001	$ 0.00001
Northern Genesis Acquisition Corp II [Member]
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000	1,000,000
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, issued and outstanding, description		At January 15, 2021, there were no shares of preferred stock issued or outstanding.	At September 30, 2021 and December 31, 2020, there were no shares of preferred stock issued or outstanding.
Common stock, shares authorized (in Shares)	100,000,000	100,000,000	100,000,000	100,000,000
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares outstanding	10,350,000	10,350,000	10,350,000	10,350,000
Common stock, shares issued		10,350,000	10,350,000
Common stock to possible redemption		41,400,000	41,400,000	0
Exercise Price	$ 1.50	$ 1.50	$ 1.50	$ 1.50
Common stock equals or exceeds per share	18.00	18.00		18.00
Business combination market value per share	$ 9.20	$ 9.20	$ 9.20
Market value, percentage	180.00%	180.00%	180.00%
Total equity proceeds, percentage	60.00%	60.00%	60.00%
Redemption trigger price per share	$ 18.00	$ 18.00	$ 18.00	18.00
Business Combination [Member] | Northern Genesis Acquisition Corp II [Member]
Business combination issue price or effective issue price per share	9.20	9.20		9.20
Warrant [Member] | Northern Genesis Acquisition Corp II [Member]
Exercise Price	$ 0.01	$ 0.01	$ 0.01	$ 0.01
Market value, percentage	115.00%	115.00%	115.00%